Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of due from discontinued operations net

	June 30, 2026	December 31, 2025
(Unaudited)
Due from discontinued operations	$—	$—
Allowance for credit losses	—	—
Due from discontinued operations, net	$—	—

Schedule of allowance for credit losses

	June 30, 2026	December 31, 2025
	(Unaudited)
Beginning balance	$—	$17,632,181
Write off	—	(17,632,181)
Ending balance	$—	$—